INTEREST BEARING DEPOSITS WITH BANKS (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Placements [Abstract]
Placements In EUR	€ 1,470		€ 1,779
Placements in other currencies	185		293
Total	1,655	$ 1,998	2,072
Maturity analysis:
Up to 3 months	1,332		1,748
Over 1 year	323		324
Total	€ 1,655	$ 1,998	€ 2,072